Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

41   Subsequent events

On November 13, 2023, the Company entered into the Share purchase Agreement with Lufax Holding Ltd (the Purchaser), pursuant to which the Company conditionally agreed to sell, and the Purchaser conditionally agreed to acquire OneConnect Bank through transferring the entire issued share capital of the Jin Yi Tong Limited (the “Disposal Company”, a company indirectly holds 100% of the issued share capital of OneConnect Bank through its 100% owned subsidiary Jin Yi Rong Limited) at a consideration of HK $933,000,000 in cash, subject to the terms and conditions of the Share Purchase Agreement. Upon closing, the Company will cease to hold any interest in the Disposal Company. Accordingly, the Disposal Company, Jin Yi Rong Limited and OneConnect Bank and any company that is directly or indirectly controlled by OneConnect Bank (the “Disposal Group”) will cease to be subsidiaries of the Company and will no longer be consolidated into the financial statements of the Group. The transaction was approved by shareholders of the Company through an extraordinary general meeting held on January 16, 2024 and was completed on April 2, 2024. The relevant disposal gain is approximately RMB 262 million.